PROPERTY AND EQUIPMENT - Depreciation (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT
Depreciation of property and equipment	$ 228	$ 246	$ 331	$ 339	$ 1,300	$ 1,445	$ 1,469
Assets disposed of in period					$ 200